THE VANTAGEPOINT FUNDS
Supplement dated August 4, 2011 to the Statement of Additional Information
dated May 1, 2011 and as supplemented July 1, 2011
This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the Statement of Additional Information. This supplement supersedes the prior supplement to the Statement of Additional Information dated July 1, 2011.
SUBADVISERS
The following replaces the information about Mondrian Investment Partners Limited on page 61 of the Statement of Additional Information:
Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham Street, 5th Floor, London, EC2V 7JD, United Kingdom, serves as a subadviser to the International Fund. Mondrian is a limited liability company organized under the laws of England and Wales and is 100% owned by Mondrian’s senior management.
REVISED FEE SCHEDULE FOR THE VANTAGEPOINT EQUITY INCOME FUND
At a meeting of the Board of Directors (the “Board”) held on June 10, 2011, the Board approved an amendment to the fee schedule of the investment subadvisory agreement with T. Rowe Price Associates, Inc. for the Vantagepoint Equity Income Fund, which became effective May 1, 2011.
The following replaces the fee schedule information and accompanying footnote for T. Rowe Price with regard to the Vantagepoint Equity Income Fund found on page 64 of the Statement of Additional Information:

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[1]	Assets Managed	Fee	12/31/08	12/31/09	12/31/10

T. Rowe Price	When assets managed by T. Rowe Price (“AUM”) are below $100 million, the fee schedule is as follows:*		$1,971,421	$1,383,900	$1,894,919

	First $50 million of AUM	0.50%
	Next $50 million of AUM, but below $100 million	0.40%

	When AUM reaches $100 million, the fee schedule resets to this flat fee.*	0.40%

	When AUM reaches $200 million, the fee schedule resets to this flat fee.*	0.35%

	When AUM reaches $500 million, the fee schedule resets as follows:*

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[1]	Assets Managed	Fee	12/31/08	12/31/09	12/31/10
	First $500 million	0.325%
	Over $500 million	0.300%

[1]	T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. The waiver equaled $69,816, $55,105, and $74,397 for the fiscal years ended December 31, 2008, 2009, and 2010. Prior to May 1, 2011, the fee schedule charged by T. Rowe Price for the Fund was: 0.40% for the first $250 million of AUM, 0.375% for the next $250 million and 0.350% for AUM over $500 million.

*	Transitional Credits

When AUM approaches or falls below the $100 million, $200 million or $500 million asset breakpoints and application of the fee schedule for that particular level of assets results in a fee that exceeds the minimum fee applicable to the next higher lever of assets (“Next Level Minimum Fee”), T. Rowe Price will provide a transitional credit so that the dollar amount payable to T. Rowe Price is not more than the Next Level Minimum Fee.
VANTAGEPOINT DIVERSIFYING STRATEGIES FUND
At a Board of Directors meeting held on June 17, 2011, the Board approved the termination of Analytic Investors, LLC (“Analytic”) as an investment subadviser of the Vantagepoint Diversifying Strategies Fund. Accordingly, Analytic no longer serves as a subadviser and the portion of assets managed by Analytic were reallocated among existing subadvisers on or about June 20, 2011. Therefore, the following changes are hereby made to the Statement of Additional Information:
The references to Analytic on page 60 of the Statement of Additional Information are hereby deleted.
The following replaces the fee schedule information and accompanying footnote for Analytic with regard to the Vantagepoint Diversifying Strategies Fund found on page 68 of the Statement of Additional Information:

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[7]	Assets Managed	Fee	12/31/08	12/31/09	12/31/10

Diversifying Strategies Fund Subadviser(s)

Analytic**	Flat Fee	0.45%	$584,085	$516,333	$635,884

**	Analytic was terminated as a subadviser of the Fund as of June 24, 2011.
The subsection regarding Analytic under Additional Information Pertaining to the Portfolio managers of the Funds, starting page 70 and ending on page 72, is deleted.
Analytic’s Proxy Voting Policy and Procedure in Appendix B of the Statement of Additional Information is removed.

DIRECTOR CHANGES
Effective June 30, 2011, Mr. Robert A. Rudell no longer serves as a Director of The Vantagepoint Funds. Accordingly, the following changes are made to the Statement of Additional Information:
The references to Mr. Rudell on pages 46 and 47 of the Statement of Additional Information are removed.
The following sentence is added to the bottom of the compensation table on page 50, and to the bottom of the ownership table on page 51, of the Statement of Additional Information:
Mr. Rudell no longer serves a Director of The Vantagepoint Funds.
Please retain this supplement for future reference.

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